UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
SCHEDULE 13G
Under the Securities Exchange Act of 1932.
(Amendment No.   3 )*
COLONY BANKCORP, INC.
(Name of Issuer)
COMMON
(Title of Class of Securities)
19623P101
(CUSIP Number)
12/31/12
(Date of Event Which Requires
Filing of this Statement)
Check the appropriate box to
designate the rule pursuant to which this Schedule is filed:
1?Rule 13d-1(b)

0?Rule 13d-1(c)

0?Rule 13d-1(d)
*The remainder of this cover
page shall be filled out for a reporting person?s initial filing on this form with respect to the subject class of securities, and for any subsequent amendment containing information which would alter the disclosures provided in a prior cover page.
The information required in the
remainder of this cover page shall not be deemed to be ?filed? for the purpose of Section
18 of the Securities Exchange Act of 1934 (?Act?) or otherwise subject to the liabilities of that section of the Act but shall be subject to all other provisions of the Act
(however, see the Notes).

Page 1 of 6 pages

CUSIP No.  19623P101
1.
Names of Reporting Persons.
I.R.S. Identification Nos. of above
persons (entities only).
Polaris
Capital
Management,
LLC.
74-3243565
2.
Check the Appropriate Box If A Member of A Group (See
Instructions)
(a) 0
(b) 0
3.
SEC Use Only

4.
Citizenship or Place of Organization
MA
Number of Shares
Beneficially Owned
By Each Reporting
Person With:
5.
Sole Voting Power
410,486

6.
Shared Voting Power


7.
Sole Dispositive Power
411,398

8.
Shared Dispositive Power

9.
Aggregate Amount Beneficially Owned
By Each Reporting Person
410,486
10.
Check Box If The Aggregate Amount
In Row (9) Excludes Certain
Shares
1
11.
Percent of Class Represented By
Amount In Row (9)
4.86%
12.
Type of Reporting Person
IA
Page 2 of 6 pages



Item 1(a).
Name of Issuer:

COLONY BANKCORP, INC.
Item 1(b).
Address of Issuer?s Principal Executive Offices:

115 SOUTH GRANT STREET, FITZGERLAD, GA 31750
Item 2(a).
Name of Persons Filing:

POLARIS CAPITAL AMANAGEMENT, LLC.
Item 2(b).
Address of Principal Business
Office, or if None, Residence:

125 SUMMER STREET, SUITE 1470, BOSTON , MA 02110
Item 2(c).
Citizenship:

US
Item 2(d).
Title of Class of Securities:

COMMON
Item 2(e).
CUSIP Number:

19623P101

Item 3.
If this Statement is filed pursuant
to 240.13d-1(b) or 240.13d-2(b) or (c), check
whether the person filing is a:

( a )

0
Broker or dealer registered under
Section 15 of the Exchange Act (15
U.S.C. 78o).

( b )

0
Bank as defined in Section 3(a)(6)
of the Act (15 U.S.C. 78c).

( c )

0?
Insurance company as defined in
Section 3(a)(19) of the Exchange Act
(15 U.S.C. 78c).

( d )

1?
Investment company registered
under Section 8 of the Investment
Company Act of 1940 (15 U.S.C. 80a-8).

( e )

0
An investment adviser in accordance
with 240.13d-1(b)(1)(ii)(E);

( f )

0?
An employee benefit plan or endowment
fund in accordance with
240.13d-1(b)(1)(ii)(F);
Page 3 of 6 pages



( g )

0
A parent holding company or control
person in accordance with 240.13d-
1(b)(1)(ii)(G);
( h )


0
A savings association as defined in
Section 3(b) of the Federal Deposit
Insurance Act (12 U.S.C. 1813);
( i )

0
A church plan that is excluded from
the definition of an investment company
under Section 3(c)(14) of the
Investment Company Act of 1940 (15 U.S.C.
80a-3);
( j )

0
Group, in accordance with 240.13d-1(b)(1)(ii)(J).
Item
4.
Ownership.

Provide the following information regarding
the aggregate number and percentage of
the class of securities of the issuer
identified in Item 1.
(a)
 Amount beneficially owned:
 411398
(b)
 Percent of class:
 4.88%
(c)
 Number of shares as to which the person has:




(i)
Sole power to vote or direct the vote:
 410486



(ii)
Shared power to vote or to direct the vote:




(iii)
Sole power to dispose or to direct the disposition of:
 411398



(iv)
Shared power to dispose or to
direct the disposition of:

Page 4 of 6 Pages



Item 5.
Ownership of Five Percent or Less of a Class.

If this statement is being filed to
report the fact that as of the date hereof the reporting person has ceased to be the beneficial owner of more than five percent of the class of securities, check the following 1.
Item 6.
Ownership of More than Five Percent
on Behalf of Another Person.


Item 7.
Identification and Classification of the
Subsidiary Which Acquired the
Security Being Reported on by the Parent
 Holding Company or Control
Person.


Item 8.
Identification and Classification of
Members of the Group.


Item 9.
Notice of Dissolution of Group.


Item 10.
Certification.


Page 5 of 6 pages


SIGNATURE
   After reasonable inquiry and to the
best of my knowledge and belief, I certify that the information set forth in this statement is true, complete and correct.
February 14, 2013
Date
Bernard R. Horn, Jr.
Signature
Bernard R. Horn, Jr. / President
Name/Title

Page 6 of 6 pages